Unearned Grant Revenue - Additional Information (Details) - Vip Performance Grant Agreement [Member] - USD ($) $ in Thousands	Dec. 18, 2020	Jan. 24, 2020
Union Data [Member]
Government Assistance [Line Items]
Government assistance eligible		$ 135
Term over which criterial shall be fulfilled		5 years
Date of conclusion of evaluation		Jan. 01, 2025
GRIID
Government Assistance [Line Items]
Government assistance eligible	$ 60
Term over which criterial shall be fulfilled	5 years
Date of conclusion of evaluation	Jul. 01, 2025